Operating Leases - Lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
Right-of-use assets	$ 875	$ 1,269
Lease liability	875	1,300
Operating lease payments	$ 500
Weighted average discount rate (as a percent)	6.35%
Weighted average remaining lease term (in years)	2 years 1 month 6 days
Partnership's lease liabilities from leased-in equipment
2026	$ 449
2027	449
2028	37
Total	935
Less imputed interest	60
Carrying value of operating lease liabilities	$ 875	$ 1,300